Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details) (USD $)	6 Months Ended	12 Months Ended
	Jul. 31, 2014	Jan. 31, 2014
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 1		1.48
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 2		4.28
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 3		184.40%
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 4		260.50%
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 5		$ 0.71
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 6		$ 0.25
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 7		0.18%
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 8		0.55%
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 9		0.00%
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 10		0.00%
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 1	2.14
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 2	1.79
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 3	142.13%
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 4	215.88%
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 5	0.14
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 6	0.39
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 7	0.53%
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 8	0.24%
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 9	0.00%
Stockholders Equity Schedule Of Share-based Payment Award, Stock Options, Valuation Assumptions 10	0.00%